Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Expenses Charged by Our Parent
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Year Ended December 31,			Statement of Income and Comprehensive Income Line Item
	2023	2022	2021
Royalty expense (see Note 12)	$2,565	$3,374	$4,335	Cost of revenue
Interest expense (see Note 5)	1,762	1,780	2,010	Interest expense
Rent expense (see Note 10)	1,268	1,251	1,397	General and administrative expense
Other expense	1,636	225	206	General and administrative expense

Summary of Amounts Due to our Parent
Amounts due to our parent, DoubleU Games, are as follows (in thousands):

	Year Ended December 31,			Statement of Consolidated Balance Sheet Line Item
	2023	2022	2021
4.6% Senior notes with related party	$38,778	$—	$—	Current portion of borrowings with related party
4.6% Senior notes with related party	—	39,454	42,176	Long-Term borrowing with related party
Royalties and other expenses	1,618	315	511	A/P and accrued expenses
Short-term lease liability	1,298	1,066	1,309	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	9,501	—	—	Other current liabilities
Accrued interest on 4.6% Senior Notes with related party	—	7,852	6,454	Other non-current liabilities
Long-term lease liability	4,414	—	1,078	Long-term lease liabilities